Goodwill and Other Intangible Assets (Details) - Narrative - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Schedule Of Changes In The Carrying Amount Of Goodwill Abstract
Amortization of intangible assets	$ 5,600,000	$ 7,000,000.0	$ 18,200,000	$ 20,500,000